Real Estate Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Real Estate Inventories

Real estate inventories consist of the following (in thousands):

	Successor
	March 31, 2013	December 31, 2012
Real estate inventories owned:
Land deposits	$34,347	$31,855
Land and land under development	309,804	318,327
Homes completed and under construction	78,428	50,847
Model homes	16,912	20,601

Total	$439,491	$421,630

Real estate inventories not owned:(1)
Other land options contracts — land banking arrangement	$39,029	$39,029

(1)	Represents the consolidation of a land banking arrangement. Although the Company is not obligated to purchase the lots, based on certain factors, the Company has determined it is economically compelled to purchase the lots in the land banking arrangement. Amounts are net of deposits.

Real estate inventories consist of the following (in thousands):

	Successor	Predecessor
	December 31,
	2012	2011
Real estate inventories owned:
Land deposits	$31,855	$26,939
Land and land under development	318,327	267,348
Homes completed and under construction	50,847	90,824
Model homes	20,601	13,423

Total	$421,630	$398,534

Real estate inventories not owned:(1)
Other land options contracts—land banking arrangement	$39,029	$47,408

(1)	Represents the consolidation of a land banking arrangement which does not obligate the Company to purchase the lots, however, based on certain factors, the Company has determined it is economically compelled to purchase the lots in the land banking arrangement, which has been consolidated. Amounts are net of deposits.